Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Buildings	21,731,960	24,774,679
Machinery and equipment	8,861,939	10,006,532
Leasehold improvements	1,085,101	1,173,822
Vehicles	5,642,905	5,544,713
Furniture, office and electric equipment	922,797	1,030,877
Construction in progress	4,929,745	4,649,302
Total	43,174,447	47,179,925
Accumulated depreciation	(10,916,806)	(13,236,644)
Impairment	(76,616)	(27,915)
Property and equipment, net	32,181,025	33,915,366

Depreciation expenses were RMB2,540,899, RMB2,740,819 and RMB2,882,579 for the years ended December 31, 2022, 2023 and 2024, respectively.

The Company recorded impairment charges of nil,RMB76,616 and RMB23,152, related to property and equipment that were expected to be disposed of before the end of their estimated useful lives for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2023 and 2024, the title certificates for certain buildings of the Company with an aggregate net book value of approximately RMB3,024,988 and RMB2,366,329, respectively, had not been obtained.